UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Black Horse Capital Management LLC

Address:   338 S. Sharon Amity Road, #202
           Charlotte, North Carolina 28211


Form 13F File Number: 028-13532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Dale Chappell
Title:  Managing Member
Phone:  (646) 415-8246

Signature,  Place,  and  Date  of  Signing:

/s/ Dale Chappell                  Charlotte, North Carolina          5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      102,561
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ASCENT MEDIA CORP            COM SER A      043632108    8,935   182,903 SH       SOLE                  182,903      0    0
ATS CORP                     COM            00211E104      392    87,015 SH       SOLE                   87,015      0    0
CELERA CORP                  COM            15100E106    8,528 1,051,566 SH       SOLE                1,051,566      0    0
CELERA CORP                  COM            15100E106      608    75,000 SH  CALL SOLE                   75,000      0    0
COVANTA HLDG CORP            COM            22282E102    1,897   111,089 SH       SOLE                  111,089      0    0
CPEX PHARMACEUTICALS INC     COM            12620N104    3,294   121,107 SH       SOLE                  121,107      0    0
DG FASTCHANNEL INC           COM            23326R109    4,002   124,311 SH       SOLE                  124,311      0    0
EVOLVING SYS INC             COM NEW        30049R209    1,951   269,508 SH       SOLE                  269,508      0    0
LIBERTY MEDIA CORP NEW       INT COM SER A  53071M104    4,202   262,000 SH       SOLE                  262,000      0    0
MARKET VECTORS ETF TR        RUSSIA ETF     57060U506    3,330    80,000 SH       SOLE                   80,000      0    0
MEDQUIST INC                 COM            584949101    6,838   656,263 SH       SOLE                  656,263      0    0
MULTIMEDIA GAMES INC         COM            625453105    2,744   478,912 SH       SOLE                  478,912      0    0
QLT INC                      COM            746927102    2,822   406,056 SH       SOLE                  406,056      0    0
QUESTCOR PHARMACEUTICALS INC COM            74835Y101   10,715   743,571 SH       SOLE                  743,571      0    0
RADNET INC                   COM            750491102      837   239,021 SH       SOLE                  239,021      0    0
SAVVIS INC                   COM NEW        805423308    4,673   126,000 SH       SOLE                  126,000      0    0
SERACARE LIFE SCIENCES INC D COM            81747T104    4,283 1,115,309 SH       SOLE                1,115,309      0    0
SLM CORP                     COM            78442P106    3,060   200,000 SH       SOLE                  200,000      0    0
TALECRIS BIOTHERAPEUTICS HLD COM            874227101    5,164   192,672 SH       SOLE                  192,672      0    0
VISTEON CORP                 COM NEW        92839U206   20,559   328,995 SH       SOLE                  328,995      0    0
VONAGE HLDGS CORP            COM            92886T201    3,726   817,000 SH       SOLE                  817,000      0    0


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